SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, net	$ 64,335	$ 72,371	$ 530
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, licenses and software development	56,874	62,150
Less: accumulated amortization	(3,091)	(1,018)
Total intangible assets, net	53,783	61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, licenses and software development	9,250	9,250
Less: accumulated amortization	(1,156)	(694)
Total intangible assets, net	8,094	8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, licenses and software development	2,822	2,822	530
Less: accumulated amortization	(364)	(139)
Total intangible assets, net	$ 2,458	$ 2,683	$ 530